Fair value of financial assets and liabilities - Financial assets subject to offsetting (Detail) - Derivatives [Member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of financial assets and liabilities [Line items]
Gross amounts of recognised financial assets	€ 78	€ 160
Net amounts of financial assets presented in the balance sheet	78	160
Related amounts not offset in the balance sheet [Abstract]
Financial instruments	(38)	(92)
Net amount	€ 39	€ 68